SUMMARY OF ALLOCATION OF PURCHASE PRICE (Details) (Parenthetical) ₪ in Thousands, $ in Thousands				12 Months Ended
	Sep. 28, 2020 USD ($)	Aug. 19, 2020 USD ($)	Aug. 19, 2020 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Intangible asset - Customer relationships	$ 363
Cash consideration					$ 87
Ocean Partners Y.O.D Ltd [Member]
Business Acquisition [Line Items]
Cash consideration		$ 87	₪ 300
Ocean Partners Y.O.D Ltd [Member] | Share Exchange Agreement [Member]
Business Acquisition [Line Items]
Intangible asset - Customer relationships	363
Cash consideration	87
Equity consideration	$ 957